Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Nave Celeste
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 35,000
Shinyo Ocean
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,400
Shinyo Kannika
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,000